Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the years ended December 31, 2022 and 2021 is as follows (dollars, except per share data, in thousands):

	Quarter ended
	3/31/2022	6/30/2022	9/30/2022	12/31/2022
Interest Income	$8,700	$9,388	$11,293	$13,197
Interest Expense	795	844	1,159	2,231
Net Interest Income	7,905	8,544	10,134	10,966
Provision for Loan Losses	—	—	—	—
Net Interest Income After Provision for Loan Losses	7,905	8,544	10,134	10,966
Non-interest Income	2,603	2,638	2,224	2,149
Non-interest Expense	8,595	8,429	8,278	8,924
Income Before Income Tax	1,913	2,753	4,080	4,191
Provision for Income Taxes	364	589	854	902
Net Income	$1,549	$2,164	$3,226	$3,289
Basic Net Income Per Common Share	$0.48	$0.67	$0.99	$1.01
Basic Weighted Average Shares Outstanding	3,252,884	3,252,884	3,252,884	3,252,884

	Quarter ended
	3/31/2021	6/30/2021	9/30/2021	12/31/2021
Interest Income	$9,098	$8,717	$9,668	$9,634
Interest Expense	1,078	978	845	924
Net Interest Income	8,020	7,739	8,823	8,710
Reversal of Provision For Loan Losses	(870)	(735)	(665)	(134)
Net Interest Income After Provision for Loan Losses	8,890	8,474	9,488	8,844
Non-interest Income	2,774	2,687	4,530	2,642
Non-interest Expense	7,610	7,446	8,049	8,942
Income Before Income Tax	4,054	3,715	5,969	2,544
Provision for Income Taxes	875	791	1,327	516
Net Income	$3,179	$2,924	$4,642	$2,028
Basic Net Income Per Common Share	$0.98	$0.90	$1.43	$0.62
Basic Weighted Average Shares Outstanding	3,252,884	3,252,884	3,252,884	3,252,884